Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel:  202.739.3000
Fax:  202.739.3001
WWW.MORGANLEWIS.COM


November 2, 2009


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re:  THE ADVISORS' INNER CIRCLE FUND (FILE NO. 333-)
     -----------------------------------------------


Ladies and Gentlemen:


On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing herewith, the Trust's Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including certain exhibits thereto. The combined Proxy Statement/Prospectus contained in this filing relates to the reorganization of the Accessor Limited Duration U.S. Government Fund, a series of the Forward Funds, into the USFS Funds Limited Duration Government Fund, a newly created series of the Trust.

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at
202.739.5896 with your questions or comments.


Sincerely,


/s/ CHRISTOPHER D. MENCONI
--------------------------
Christopher D. Menconi